Leases - Leased Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets:
Operating ROU asset	$ 283	$ 288
Finance lease right-of-use assets	29	33
Total lease assets	312	321
Liabilities:
Operating lease liability, current	39	44
Finance lease liability, current	10	11
Operating lease liability, non-current	269	266
Finance lease liability, non-current	27	31
Present value of lease liabilities	$ 344	$ 352
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other non-current assets	Other non-current assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Finance lease, right-of-use asset, accumulated amortization	$ 24	$ 16